Note 29 - Investments in Associates and Joint Ventures - Carrying Amounts (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Investment		$ 5,517
Investments in associates and joint ventures		5,517	$ 5,517		$ 35,060	$ 5,517
Intangible assets					537,021	540,197
Investment		35,060	5,517
Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Investment		4,406
Investment during the fiscal year			4,969
Loan made to Powerbets Holdings reclassified from other receivables
FX adjustment			1
Share of net income (loss)		(76)	(563)
Investments in associates and joint ventures		$ 4,406			4,330	4,406
The Group’s interest		19.90%	19.90%
Group’s share in equity					(652)	(552)
Intangible assets
Other equity method adjustments			$ 4,959
Share of other comprehensive income
Equity method adjustments					4,982
Investment		4,330	4,406
nHorizon [member]
Statement Line Items [Line Items]
Investment		1,110	1,043
Investment during the fiscal year			770
Loan made to Powerbets Holdings reclassified from other receivables
FX adjustment		(69)	86
Share of net income (loss)		(598)	(788)
Investments in associates and joint ventures		$ 1,110	$ 1,043	$ 1,043	443	1,110
The Group’s interest		29.09%	29.09%	29.09%
Group’s share in equity					448	1,042
Intangible assets
Other equity method adjustments			$ 68
Share of other comprehensive income
Equity method adjustments					(5)
Investment		443	1,110	$ 1,043
Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Investment
Investment during the fiscal year		2,567	200
Loan made to Powerbets Holdings reclassified from other receivables			110
FX adjustment			8
Share of net income (loss)		(2,372)	(318)
Investments in associates and joint ventures					289
The Group’s interest	50.10%	50.10%	50.10%
Group’s share in equity					(3,673)	(1,492)
Intangible assets					1,492	$ 1,492
Other equity method adjustments
Share of other comprehensive income		$ 94
Equity method adjustments					$ 2,469
Investment		$ 289